Annual Operating Expenses - VIPOverseasPortfolio-InvestorPRO - VIPOverseasPortfolio-InvestorPRO - VIP Overseas Portfolio - VIP Overseas Portfolio - Investor Class	Apr. 29, 2023
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.84%